SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, STATEMENT OF OPERATIONS (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule I, Condensed Financial Information of Parent, Statement of Operations [Abstract]
Schedule I, Condensed Financial Information of Parent, Interest income	$ 42	$ 83	$ 109
Schedule I, Condensed Financial Information of Parent, Interest expense	(239)	(247)	(242)
Schedule I, Condensed Financial Information of Parent, Operation and maintenance	(63)	(68)	(64)
Schedule I, Condensed Financial Information of Parent, Other income, net	41	66	42
Schedule I, Condensed Financial Information of Parent, Income tax benefits	117	145	82
Schedule I, Condensed Financial Information of Parent, Loss before equity in earnings of subsidiaries	(102)	(21)	(73)
Schedule I, Condensed Financial Information of Parent, Equity in earnings of subsidiaries, net of income taxes	1,103	880	1,404
Schedule I, Condensed Financial Information of Parent, Net income/earnings	$ 1,001	$ 859	$ 1,331
Schedule I, Condensed Financial Information of Parent, Basic earnings per common share	$ 4.10	$ 3.56	$ 5.55
Schedule I, Condensed Financial Information of Parent, Weighted average number of shares outstanding, Basic	243,863	241,347	239,720
Schedule I, Condensed Financial Information of Parent, Diluted earnings per common share	$ 4.01	$ 3.48	$ 5.51
Schedule I, Condensed Financial Information of Parent, Weighted average number of shares outstanding, Diluted	249,332	246,693	241,523